Summary of Calculations of Basic EPS and Diluted EPS (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and diluted:
Net loss	$ (6,752)	$ (4,628)		$ (4,860)		$ (8,136)		$ (14,999)		$ (13,366)		$ (12,902)		$ (12,371)		$ (8,066)		$ (32,623)	$ (46,705)	$ (6,998)
Weighted average common shares-basic and diluted	33,796,380	33,793,735	[1]	33,793,735	[1]	33,786,686	[1]	33,746,917	[1]	33,673,047	[1]	33,644,256	[1]	33,626,980	[1]	33,616,342	[1]	33,780,433	33,640,323	33,476,316
Basic and diluted EPS	$ (0.20)							$ (0.44)										$ (0.97)	$ (1.39)	$ (0.21)

[1]	Diluted weighted average common shares outstanding are identical to basic weighted average common shares outstanding and Diluted EPS is identical to Basic EPS for the each quarter of 2014 and 2013 because common share equivalents are excluded from the calculations of diluted weighted average common shares outstanding for those quarters, as their effect is antidilutive.